Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - EUR (€)	Issued capital	Capital reserve	Treasury Shares	Accumulated deficit	Currency translation reserve	Total
Balance at the beginning at Dec. 31, 2020	€ 21,655,000	€ 1,334,704,000		€ (645,069,000)	€ 57,000	€ 711,347,000
Net loss				(265,756,000)		(265,756,000)
Other comprehensive income (loss)					(30,000)	(30,000)
Total comprehensive income (loss)				(265,756,000)	(30,000)	(265,786,000)
Share-based payments (net of taxes)		9,382,000				9,382,000
Exercise of options	80,000	1,994,000				2,074,000
Issuance of share capital (net of transaction costs)	690,000	403,372,000				404,062,000
Repurchase of common shares		(22,739,000)	€ (3,022,000)			(25,761,000)
Balance at the end at Jun. 30, 2021	22,425,000	1,726,713,000	(3,022,000)	(910,825,000)	27,000	835,318,000
Balance at the beginning at Dec. 31, 2021	22,454,000	1,728,658,000	(5,817,000)	(1,056,785,000)	(34,000)	688,476,000
Net loss				(72,677,000)		(72,677,000)
Other comprehensive income (loss)					(212,000)	(212,000)
Total comprehensive income (loss)				(72,677,000)	(212,000)	(72,889,000)
Share-based payments (net of taxes)		2,262,000				2,262,000
Exercise of options	1,000					1,000
Settlement of share-based payment awards		(3,452,000)	4,083,000			631,000
Issuance of share capital (net of transaction costs)	41,000	4,680,000				4,721,000
Balance at the end at Jun. 30, 2022	€ 22,496,000	€ 1,732,148,000	€ (1,734,000)	€ (1,129,462,000)	€ (246,000)	€ 623,202,000